Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000017876
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Black Oak Emerging Technology Fund
C000017877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Live Oak Health Sciences Fund
C000017874
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pin Oak Equity Fund
C000017875
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Red Oak Technology Select Fund
C000017879
Average Annual Return [Line Items]
Line Graph and Table Measure Name	River Oak Discovery Fund
C000017878
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rock Oak Core Growth Fund
C000017873
Average Annual Return [Line Items]
Line Graph and Table Measure Name	White Oak Select Growth Fund
Without Sales Load [Member] | C000017876
Average Annual Return [Line Items]
Average Annual Return, Percent	22.40%	13.36%	14.40%
Without Sales Load [Member] | C000017877
Average Annual Return [Line Items]
Average Annual Return, Percent	5.98%	9.24%	6.79%
Without Sales Load [Member] | C000017874
Average Annual Return [Line Items]
Average Annual Return, Percent	28.13%	14.65%	11.85%
Without Sales Load [Member] | C000017875
Average Annual Return [Line Items]
Average Annual Return, Percent	31.53%	18.31%	18.80%
Without Sales Load [Member] | C000017879
Average Annual Return [Line Items]
Average Annual Return, Percent	7.08%	11.20%	9.11%
Without Sales Load [Member] | C000017878
Average Annual Return [Line Items]
Average Annual Return, Percent	11.39%	9.97%	9.33%
Without Sales Load [Member] | C000017873
Average Annual Return [Line Items]
Average Annual Return, Percent	21.04%	14.15%	12.89%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.21%	17.26%	14.25%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.21%	17.26%	14.25%
Morningstar US Market TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR USD
Average Annual Return, Percent	21.00%	16.81%	14.20%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.21%	17.26%	14.25%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.21%	17.26%	14.25%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.21%	17.26%	14.25%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
S&P 500 Equal Weighted Information Technology TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weighted Information Technology Index
Average Annual Return, Percent	29.07%	18.80%	19.02%
S&P 500 Health Care Sector TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Health Care Select Sector Index
Average Annual Return, Percent	(0.03%)	9.07%	9.23%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.21%	17.26%	14.25%
S&P 500 Equal Weighted Information Technology TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weighted Information Technology Index
Average Annual Return, Percent	29.07%	18.80%	19.02%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	5.51%	12.17%	9.28%
Morningstar US Small Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap TR USD
Average Annual Return, Percent	10.14%	11.69%	9.16%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.38%	13.02%	10.17%
Morningstar US Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Mid Cap TR USD
Average Annual Return, Percent	10.95%	12.58%	11.22%